UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       05/15/09
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:      $ 31,577 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

BLDRS INDEX FDS TR EUR 100   ADR             09348R409 355    25000    SH       DEFINED 1       25000
BROADCOM CORP                CL A            111320107 4695   235000   SH       DEFINED 1       235000
CHECK POINT SOFTWARE TECH LT ORD             M22465104 4886   220000   SH       DEFINED 1       220000
HEWLETT PACKARD CO           COM             428236103 2359   73568    SH       DEFINED 1       73568
INTEL CORP                   COM             458140100 3652   243000   SH       DEFINED 1       243000
ISHARES INC                  MSCI AUSTRIA INV464286202 737    60000    SH       DEFINED 1       60000
ISHARES TR                   MSCI EMERG MKT  464287234 2109   85000    SH       DEFINED 1       85000
MARKET VECTORS ETF TR        RUSSIA ETF      57060U506 984    70000    SH       DEFINED 1       70000
MICROSOFT CORP               COM             594918104 2486   135326   SH       DEFINED 1       135326
NATIONAL SEMICONDUCTOR CORP  COM             637640103 1838   179000   SH       DEFINED 1       179000
PARAMETRIC TECHNOLOGY CORP   COM NEW         699173209 998    100000   SH       DEFINED 1       100000
PHILIP MORRIS INTL INC       COM             718172109 463    13000    SH       DEFINED 1       13000
POWERSHS DB MULTI SECT COMM  DB ENERGY FUND  73936B101 869    45000    SH       DEFINED 1       45000
SEMICONDUCTOR HLDRS TR       DEP RCPT        816636203 3460   185000   SH       DEFINED 1       185000
SWEDISH EXPT CR CORP         ROG ARGI ETN22  870297603 670    95000    SH       DEFINED 1       95000
SYMANTEC CORP                COM             871503108 1016   68000    SH       DEFINED 1       68000
